Capital Structure - Preferred Stock and Warrants (Details) (USD $)	6 Months Ended	12 Months Ended					1 Months Ended	37 Months Ended			12 Months Ended		0 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended		7 Months Ended
	Jun. 12, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Series A Participating Preferred Stock	Dec. 31, 2012 Series A Participating Preferred Stock	Jul. 18, 2012 Series B Preferred Shares	Jul. 01, 2015 Series B Preferred Shares	Dec. 31, 2013 Series B Preferred Shares	Dec. 31, 2012 Series B Preferred Shares	Dec. 31, 2013 Series B-1 Preferred Shares	Dec. 31, 2012 Series B-1 Preferred Shares	Jan. 02, 2014 Series C Preferred Shares	Jul. 29, 2013 Series C Preferred Shares	Oct. 09, 2013 Series C Preferred Shares	Nov. 13, 2013 Series C Preferred Shares	Dec. 31, 2013 Series C Preferred Shares	Dec. 31, 2012 Series C Preferred Shares	Jul. 29, 2013 Series C Preferred Shares Purchased by Neige International
Class Of Stock [Line Items]
Preferred stock shares authorized		25,000,000	25,000,000		1,000,000	1,000,000			2,500,000	2,500,000	2,500,000	2,500,000					2,500,000	0
Preferred stock par value		$ 0.01	$ 0.01
Units sold in private placement	1,333,333
Dividend rate								9.75%						9.00%	9.00%	9.00%
Warrant exercise price	$ 7.74
Unit price	$ 28.875
Gross proceeds from issuance of units	$ 38,499,990
Redemption of preferred stock, shares							692,641
Stated liquidation preference							$ 30							$ 25	$ 25	$ 25
Issuance of preferred shares														558,333	340,000	18,000
Price per preferred share														$ 24	$ 24	$ 24
Proceeds from the issuance of preferred shares		20,972,472	38,499,990	0												20,972,472
Preferred stock value purchased by related party																			4,999,992
Preferred stock shares purchased by related party																			208,333
Dividends paid on preferred shares		1,765,440	770,010	0							1,545,596	770,010	515,437				219,844
Dividends on preferred shares payable		$ 515,437	$ 468,506	$ 0
Warrant fair value	$ 1.3413
Fair value assumptions - Stock price	$ 7.62
Fair value assumptions - Exercise price	$ 7.74
Fair value assumptions - Volatility	40.58%
Fair value assumptions - Quarterly dividend	$ 0.22